Summary of Significant Accounting Policies (Details) - USD ($)										1 Months Ended				3 Months Ended					6 Months Ended		12 Months Ended
	Jul. 01, 2023	Jun. 13, 2023	Mar. 31, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 15, 2021	Sep. 13, 2021	Sep. 13, 2021	Feb. 11, 2021	Dec. 30, 2022	Oct. 18, 2022	Jul. 22, 2022	Mar. 22, 2022	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital deficiency																$ 5,200,000					$ 5,200,000
Cash														$ 15,700,000		20,200,000			$ 15,700,000		20,200,000
Loss of pertains to discontinued operations																					28,100,000
Operating activities																			(15,805,000)	$ (19,544,000)	(33,963,000)	$ (37,131,000)
Net cash pertains to discontinued operation																					17,800,000	10,000,000
Company’s common stock (in Shares)									40,000
Offering								$ 50,600,000												46,906,000	46,906,000	50,585,000
Warrants exercise price per share (in Dollars per share)	$ 2,300,000													$ 6,400,000					$ 6,400,000
Net proceeds																						77,852,000
Allowance for credit losses																200,000					200,000	200,000
Inventory obsolescence																$ 400,000					400,000	400,000
Unrealized losses																						200,000
Unrealized gain (loss) on equity securities														$ 90,000.00			$ 200,000		$ 60,000.00	1,300,000	$ 7,900,000	$ 57,100,000
Estimated useful lives of the assets																10 years					10 years
Amortized ratably over a range																5 years					5 years
Finite-Lived Intangible Assets																15 years					15 years	2 years 4 months 24 days
Impairment																					$ 4,600,000	$ 0
Finite-Lived Intangible Assets, Net														2,573,000		$ 2,994,000			2,573,000		2,994,000
Impairment of goodwill and intangibles																				7,570,000	$ 12,199,000	14,789,000
Lease term																					1 year
Research and development costs																					$ 17,700,000	14,100,000
Research and development costs discontinued operations																					9,300,000	6,700,000
Non-controlling interest																1,200,000					1,200,000	1,700,000
Non-controlling interest Converted																1,100,000					1,100,000
Totaling a gain loss																					$ 1,000,000	600,000
Stated term																			1 year		1 year
Renewal option term																			1 year		1 year
Option to upgrade																			2 years		2 years
Deferred revenue																3,500,000					$ 3,500,000	4,800,000
Deferred revenue of discontinued operations																					2,200,000	3,100,000
Selling, general and administrative expenses																					600,000	400,000
General and administrative expenses discontinued operations																					400,000	200,000
Stock-based compensation charges																					3,700,000	10,900,000
Administrative expenses discontinued operations																					1,600,000	4,100,000
Impairment of goodwill and intangibles																					12,200,000	14,800,000
Goodwill and intangibles discontinued operations																					5,500,000	12,000,000
Working capital surplus (deficit)														20,000.00					$ 20,000.00
Net income (loss)														(7,329,000)	$ (17,178,000)		(20,330,000)	$ (11,557,000)	(24,507,000)	(31,887,000)	(66,304,000)	(70,130,000)
Cash and cash equivalents														15,681,000		10,235,000			15,681,000		10,235,000	42,480,000
Deferred revenue														1,100,000		1,300,000			1,100,000		1,300,000
Contract with customer, liability														900,000		3,485,000			900,000		3,485,000	4,805,000
Stock based compensation														200,000			700,000		570,000	$ 2,274,000
Accumulated deficit														(1,866,000)		$ (1,184,000)			$ (1,866,000)		$ (1,184,000)	1,688,000
Inpixon India [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest																82.50%					82.50%
Inpixon Philippines, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest																99.97%					99.97%
Game Your Game [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest																55.40%					55.40%
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating activities																					$ 34,000,000
Net income (loss)
Continuing Operations [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital deficiency																$ 1.9					1.9
Cash from continuing operations																					10,200,000
In Process Research and Development [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Assets, Net																$ 0					0	0
Equity Distribution Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s common stock (in Shares)																			28,981,729
Aggregate offering price		$ 25,000,000										$ 25,000,000
Sale of stock, consideration received on transaction																			$ 21,000,000
Securities Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds											$ 14,100,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s common stock (in Shares)											253,112
Securities Purchase Agreement [Member] | Combined Offering Warrant [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Pre-funded warrants to purchase (in Shares)											3,846,153
Combined offering price per share (in Dollars per share)											$ 5.85
Securities Purchase Agreement [Member] | Pre-Funded Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)											$ 0.001
Securities Purchase Agreement [Member] | Pre-Funded Warrant [Member] | Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Pre-funded warrants to purchase (in Shares)											2,310,990
Combined offering price per share (in Dollars per share)											$ 5.849
Sales Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Sale of stock, consideration received on transaction																			1,400,000
Subsequent Event [Member] | Equity Distribution Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s common stock (in Shares)															9,655,207
Sale of stock, consideration received on transaction															$ 15,400,000
Subsequent Event [Member] | Sales Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s common stock (in Shares)	41,393,825
Sale of stock, consideration received on transaction	$ 6,400,000
Liquidity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net income (loss)														$ 7,300,000					$ 24,500,000
Goodwill [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of goodwill and intangibles																					7,600,000	14,800,000
Goodwill and intangible asset impairment from the discontinued operations																					$ 5,500,000	$ 11,900,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives of the assets																3 years					3 years
Amortized ratably over a range																1 year					1 year
Minimum [Member] | Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortized ratably over a range																1 year					1 year
Minimum [Member] | Equity Distribution Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Combined offering price per share (in Dollars per share)														$ 0.200034					$ 0.200034
Minimum [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Combined offering price per share (in Dollars per share)	$ 0.139609
Minimum [Member] | Subsequent Event [Member] | Equity Distribution Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Combined offering price per share (in Dollars per share)															$ 1.15
Revision of Prior Period, Reclassification, Adjustment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit																$ 1,100,000					$ 1,100,000
Liquidity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net loss attributable to common stockholders, basic																					$ 79,600,000
Initial Principal Amount [Member] | Unsecured Debt [Member] | Streeterville Capital, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate initial principal amount										$ 8,400,000		6,500,000
Company received value										$ 6,500,000		$ 5,000,000
Risks and Uncertainties [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Term of financial statements																			1 year
Series 7 Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate cash paid			$ 49,300,000		$ 49,300,000	$ 49,300,000							$ 49,300,000					$ 49,300,000
Offering							$ 50,600,000
Outstanding shares totaling (in Shares)					49,250	49,250							49,250
Series 8 Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate cash paid													$ 53,200,000			$ 53,200,000
Number of shares sold under offering (in Shares)				53,197.7234	53,197.7234								53,197.7234
Company’s common stock (in Shares)				1,503,726	1,503,726
Net proceeds from issuance of common stock and warrants (in Dollars per share)				$ 940	$ 940								$ 940
Issue discount percentage				6.00%	6.00%								6.00%
Aggregate subscription amount				$ 50,000,000	$ 50,000,000								$ 50,000,000
Offering				$ 46,900,000	$ 46,900,000								$ 46,900,000
Outstanding shares totaling (in Shares)													53,197.72			53,197.72